Investment Strategy	Apr. 30, 2026
Teucrium Agricultural Strategy No K-1 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing primarily in agricultural commodities futures contracts traded on the Chicago Board of Trade (“CBOT”) or Intercontinental Exchange Inc. (“ICE”). The Fund’s portfolio holdings will consist of four commodities futures holdings, one in each of the following commodities: corn, wheat, soybeans, and sugar (each, a “Component Futures Contract”). The portfolio will be rebalanced, generally on a monthly basis, in order to maintain approximately a 25% allocation of the Fund’s assets to each Component Futures Contract. Unlike many other commodity-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to the Component Futures Contracts through the Fund’s Subsidiary, which is defined and discussed in more detail below.
The Fund will invest indirectly, via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), in commodity futures, which are standardized futures contracts on commodities traded on the CBOT or ICE. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule. Instead, prior to becoming the new spot month, holdings will be rolled within the same commodity into a position on the futures curve that in the opinion of the Adviser generates the most optimal yield under prevailing market conditions. At times, commodities futures with a longer term to expiration may be priced higher than commodities futures with a shorter term to expiration, which is known as “contango.” The Adviser generally will attempt to minimize the negative impact from rolling commodities futures that are in contango when possible as doing so would result in the Fund selling the expiring contract at a lower price and buying a longer-term contract at a higher price, producing a negative roll yield. Conversely, commodities futures with a longer term to expiration may be priced lower than commodities futures with a shorter term to expiration, known as “backwardation.” Rolling commodities futures in backwardation generally involves selling an expiring contract at a higher price and buying a longer-term contract at a lower price, producing positive roll yield. However, there can be no guarantee that such a strategy will produce the desired results.
The Fund expects to gain exposure to commodities futures by investing in the Subsidiary. The Adviser also serves as the investment adviser to the Subsidiary. The Fund’s investment in the Subsidiary is intended to provide the Fund with indirect exposure to commodities futures within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodities futures. The Subsidiary has the same investment objective as the Fund, but it may invest in commodities futures to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.
Although the Fund does not seek leveraged returns, investing in the Component Futures Contracts may have a leveraging effect on the Fund. The Fund will invest in cash, cash-like instruments and/or high-quality securities (collectively, “Collateral”). The Collateral may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in Component Futures Contracts and other commodities-related investments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.
The Adviser may determine to modify the extent of the Fund’s exposure to agricultural commodities in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits applicable to agricultural commodities futures, including the Component Futures Contracts, established by the CBOT, ICE, or the CFTC. These position limits may hinder the Fund’s ability to enter into the desired amount of Component Futures Contracts at times. Because of the anticipated size of the Fund’s Component Futures Contracts holdings relative to the size of the futures market, the Adviser does not anticipate that the CBOT or ICE position limits will adversely affect the Fund’s ability to seek its target exposure until the Fund’s assets under management grow significantly. Any determination to modify the Fund’s exposure to agricultural commodities may cause the Fund to liquidate its Component Futures Contracts holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective. There can be no assurance that the Fund will be able to achieve or maintain its target exposure.
The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, may invest more than 25% of its total assets in investments that provide exposure to agricultural commodities.

Strategy Portfolio Concentration [Text]	The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, may invest more than 25% of its total assets in investments that provide exposure to agricultural commodities.
Teucrium No K-1 Corn ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in corn futures contracts (“Corn Futures Contracts”) that trade only on an exchange registered with the Commodity Futures Trading Commission (“CFTC”), and cash, cash-equivalents or high-quality securities that serve as collateral to the Fund’s investments in Corn Futures Contracts (“Collateral Investments”). The Fund does not intend to take physical delivery of corn associated with the Corn Futures Contracts.
The Fund also may invest in “Other Investments,” which may include: (i) reverse repurchase agreement transactions; (ii) shares of other Corn-linked exchange traded investment products (“Corn-Linked ETPs”) not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), which may include affiliated Corn-Linked ETPs such as Teucrium Corn Fund (Ticker: CORN), the sponsor of which wholly owns and controls the Adviser; and (iii) swap agreement transactions that reference corn, Corn-Linked ETPs, Corn Futures Contracts, or corn-related indexes (such as the Bloomberg Corn Subindex, S&P GSCI Corn or Teucrium Corn Fund Benchmark Index).
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Corn Futures Contracts and Other Investments that in the aggregate provide exposure to the price movements of corn.
Unlike many other commodity-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Corn Futures Contracts through the Subsidiary, which is defined and described in the paragraphs that follow.
The Fund expects to invest in Corn Futures Contracts primarily indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). To seek to achieve its investment objective, the Fund intends to typically enter into Corn Futures Contracts as the “buyer.” The Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule. The Fund may invest in Corn Futures Contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, also known as a “designated contract market” (“DCM”). The Adviser may consider the following factors, among others, when determining the Fund’s investments in Corn Futures Contracts and Other Investments: liquidity, regulatory requirements, risk mitigation measures, the Fund’s FCMs (as defined below), counterparties and market conditions.
The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Corn Futures Contracts, a type of commodities futures contract, within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodities futures and certain other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in commodities futures and similar investments, including certain Other Investments, to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.
The Fund will generally hold its Corn Futures Contracts during periods in which the price of corn is flat or declining, as well as during periods in which the value of corn is rising. The Adviser may determine to modify the extent of the Fund’s exposure to Corn Futures Contracts in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits applicable to the Corn Futures Contracts, established by the applicable DCM. These position limits may hinder the Fund’s ability to enter into the desired amount of Corn Futures Contracts at times. Because of the anticipated size of the Fund’s Corn Futures Contracts holdings relative to the size of the futures market, the Adviser does not anticipate that position limits will adversely affect the Fund’s ability to seek its target exposure until the Fund’s assets under management grow significantly. Any determination to modify the Fund’s exposure to Corn Futures Contracts may cause the Fund to liquidate its Corn Futures Contracts holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.
The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in Corn Futures Contracts and certain Other Investments.
The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to corn.
Corn Futures Contracts
Futures contracts are agreements between two parties that are executed on a DCM, i.e., a commodity futures exchange, and that are cleared and margined through a derivatives clearing organization (“DCO”), i.e., a clearing house. One party agrees to buy a commodity such as corn from the other party at a later date at a price and quantity agreed upon when the contract is made. Such contracts may be referred to as “non-spot” futures contracts to differentiate from spot contracts, in which the purchase of the commodity occurs immediately. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by taking or making physical delivery of the underlying commodity or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. The difference between the price at which the futures contract is purchased or sold and the price paid for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.
Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund, and could result in a negative yield for the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.
If circumstances arise where market prices for Corn Futures Contracts are not readily available, the Fund will fair value its Corn Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Corn Futures Contracts; and comparison to other major commodity futures. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.
Corn
Corn is currently the most widely produced livestock feed grain in the United States. The two largest demands of the United States’ corn crop are used in livestock feed and ethanol production. Corn is also processed into food and industrial products. The United States Department of Agriculture (the “USDA”) publishes weekly, monthly, quarterly and annual updates for U.S. domestic and worldwide corn production and consumption, and for other grains such as soybeans and wheat, which can be used in some cases as a substitute for corn. The United States is the world’s leading producer and exporter of corn. The price per bushel of corn in the United States is primarily a function of both U.S. and global production and demand.
As a general matter, the occurrence of a severe weather event, natural disaster, terrorist attack, geopolitical events, outbreak, or public health emergency as declared by the World Health Organization, the continuation or expansion of war or other hostilities, or a prolonged government shutdown may have significant adverse effects on the Fund and its investments and alter current assumptions and expectations. Generally, these adverse effects may cause continued volatility in the price of corn, corn futures, and the price of Shares.
Other Investments
In order to help the Fund meet its investment objective by maintaining the desired level of exposure to corn, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Corn Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:
Reverse Repurchase Agreements
The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.
As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.
As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.
When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.
Corn-Linked ETPs
The Fund may invest in shares of Corn-Linked ETPs, which are exchange-traded investment products not registered under the 1940 Act that seek to match the daily changes in the price of corn for future delivery, and trade intra-day on a national securities exchange. Corn-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the exposure to corn held by the ETP. This means that the sponsor of the ETP does not sell corn futures contracts at times when its price is high or acquire corn futures contracts at low prices in the expectation of future price increases.
Swaps that reference corn, Corn-Linked ETPs, Corn Futures Contracts, or corn-related indexes
The Fund may invest in cash-settled swap agreements referencing corn, Corn-Linked ETPs, Corn Futures Contracts or corn-related indexes. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be shares of corn, shares of Corn-Linked ETPs, Corn Futures Contracts, or corn-related indexes.
Strategy Portfolio Concentration [Text]	The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to corn.
Teucrium 2xDaily Corn ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to corn futures contracts (“Corn Futures Contracts”) that trade only on an exchange registered with the Commodity Futures Trading Commission (“CFTC”), and cash, cash-equivalents or high-quality securities that serve as collateral to the Fund’s investments in Corn Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide daily leveraged exposure to the price of corn to seek returns equal to 200% of the daily price performance of corn. The Fund does not intend to take physical delivery of corn associated with the Corn Futures Contracts. Instead, the Fund seeks to benefit from increases in the price of Corn Futures Contracts for a single day.
The Fund also may invest in “Other Investments,” which may include: (i) reverse repurchase agreement transactions; (ii) shares of other Corn-linked exchange traded investment products (“Corn-Linked ETPs”) not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), which may include affiliated Corn-Linked ETPs such as Teucrium Corn Fund (Ticker: CORN), the sponsor of which wholly owns and controls the Adviser; and (iii) swap agreement transactions that reference corn, Corn-Linked ETPs, Corn Futures Contracts, or corn-related indexes (such as the Bloomberg Corn Subindex, S&P GSCI Corn or Teucrium Corn Fund Benchmark Index).
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Corn Futures Contracts and Other Investments that in the aggregate provide exposure to the price movements of corn.
Unlike many other commodity-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Corn Futures Contracts through the Subsidiary, which is defined and described in the paragraphs that follow.
The Fund expects to invest in Corn Futures Contracts primarily indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). To seek to achieve 2x daily exposure to corn, the Fund intends to typically enter into Corn Futures Contracts as the “buyer.” In order to maintain its 2x daily exposure to corn, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This process is referred to as “rolling.” The Fund may invest in Corn Futures Contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, also known as a “designated contract market” (“DCM”). However, there can be no guarantee that such a strategy will produce the desired results.
The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Corn Futures Contracts, a type of commodities futures contract, within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodities futures and certain other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in commodities futures and similar investments, including certain Other Investments, to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.
The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of corn. At the close of the markets each trading day, the Adviser determines the type, quantity and mix of investment positions so that its exposure to price of corn is consistent with the Fund’s investment objective. The impact of movements in the price of corn during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the price of corn has risen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased. Conversely, if the price of corn has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.
The Adviser may determine to modify the extent of the Fund’s exposure to Corn Futures Contracts in order to avoid exceeding any position limits applicable to Corn Futures Contracts established by the applicable DCM. These position limits may hinder the Fund’s ability to enter into the desired amount of Corn Futures Contracts at times. Because of the anticipated size of the Fund’s Corn Futures Contracts holdings relative to the size of the futures market, the Adviser does not anticipate that position limits will adversely affect the Fund’s ability to seek its target exposure until the Fund’s assets under management grow significantly. Any determination to modify the Fund’s exposure to Corn Futures Contracts may cause the Fund to liquidate its Corn Futures Contracts holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.
The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in Corn Futures Contracts and certain Other Investments.
The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to corn.
Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ in amount, and possibly even direction, from two times (2x) the price performance of corn for the same period. The Fund will lose money if the price performance of corn is flat over time, and the Fund can lose money regardless of the performance of the price of corn, as a result of daily rebalancing, the volatility of the price of corn, compounding of each day’s return and other factors. See “Principal Investment Risks” below.
Corn Futures Contracts
Futures contracts are agreements between two parties that are executed on a DCM, i.e., a commodity futures exchange, and that are cleared and margined through a derivatives clearing organization (“DCO”), i.e., a clearing house. One party agrees to buy a commodity such as corn from the other party at a later date at a price and quantity agreed upon when the contract is made. Such contracts may also be referred to as “non-spot” futures contracts to differentiate from spot contracts, in which the purchase of the commodity occurs immediately. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by taking or making physical delivery of the underlying commodity or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. The difference between the price at which the futures contract is purchased or sold and the price paid for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.
Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund, and could result in a negative yield for the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.
If circumstances arise where market prices for Corn Futures Contracts are not readily available, the Fund will fair value its Corn Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Corn Futures Contracts; and comparison to other major commodity futures. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.
Corn
Corn is currently the most widely produced livestock feed grain in the United States. The two largest demands of the United States’ corn crop are used in livestock feed and ethanol production. Corn is also processed into food and industrial products. The United States Department of Agriculture (the “USDA”) publishes weekly, monthly, quarterly and annual updates for U.S. domestic and worldwide corn production and consumption, and for other grains such as soybeans and wheat, which can be used in some cases as a substitute for corn. The United States is the world’s leading producer and exporter of corn. The price per bushel of corn in the United States is primarily a function of both U.S. and global production and demand.
As a general matter, the occurrence of a severe weather event, natural disaster, terrorist attack, geopolitical events, outbreak, or public health emergency as declared by the World Health Organization, the continuation or expansion of war or other hostilities, or a prolonged government shutdown may have significant adverse effects on the Fund and its investments and alter current assumptions and expectations. Generally, these adverse effects may cause continued volatility in the price of corn, corn futures, and the price of Shares.
Other Investments
In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to corn, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Corn Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:
Reverse Repurchase Agreements
The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.
As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.
As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.
When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.
Corn-Linked ETPs
The Fund may invest in shares of Corn-Linked ETPs, which are exchange-traded investment products not registered under the 1940 Act that seek to match the daily changes in the price of corn for future delivery, and trade intra-day on a national securities exchange. Corn-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the exposure to corn held by the ETP. This means that the sponsor of the ETP does not sell corn futures contracts at times when its price is high or acquire corn futures contracts at low prices in the expectation of future price increases.
Swaps that reference corn, Corn-Linked ETPs, Corn Futures Contracts, or corn-related indexes
The Fund may invest in cash-settled swap agreements referencing corn, Corn-Linked ETPs, Corn Futures Contracts or corn-related indexes. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be shares of corn, shares of Corn-Linked ETPs, Corn Futures Contracts, or corn-related indexes.

Strategy Portfolio Concentration [Text]	The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to corn.
Teucrium No K-1 Wheat ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in wheat futures contracts (“Wheat Futures Contracts”), such as Chicago Board of Trade wheat futures contracts, that trade only on an exchange registered with the Commodity Futures Trading Commission (“CFTC”), and cash, cash-equivalents or high-quality securities that serve as collateral to the Fund’s investments in Wheat Futures Contracts (“Collateral Investments”). The Fund does not intend to take physical delivery of wheat associated with the Wheat Futures Contracts.
The Fund also may invest in “Other Investments,” which may include: (i) reverse repurchase agreement transactions; (ii) shares of other Wheat-linked exchange traded investment products (“Wheat-Linked ETPs”) not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), which may include affiliated Wheat-Linked ETPs such as Teucrium Wheat Fund (Ticker: WEAT), the sponsor of which wholly owns and controls the Adviser; and (iii) swap agreement transactions that reference wheat, Wheat-Linked ETPs, Wheat Futures Contracts, or wheat-related indexes (such as the Bloomberg Wheat Subindex, S&P GSCI Wheat or Teucrium Wheat Fund Benchmark Index).
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Wheat Futures Contracts and Other Investments that in the aggregate provide exposure to the price movements of wheat.
Unlike many other commodity-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Wheat Futures Contracts through the Subsidiary, which is defined and described in the paragraphs that follow.
The Fund expects to invest in Wheat Futures Contracts primarily indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). To seek to achieve its investment objective, the Fund intends to typically enter into Wheat Futures Contracts as the “buyer.” The Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule. The Fund may invest in Wheat Futures Contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, also known as a “designated contract market” (“DCM”). The Adviser may consider the following factors, among others, when determining the Fund’s investments in Wheat Futures Contracts and Other Investments: liquidity, regulatory requirements, risk mitigation measures, the Fund’s FCMs (as defined below), counterparties and market conditions.
The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Wheat Futures Contracts, a type of commodities futures contract, within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodities futures and certain other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in commodities futures and similar investments, including certain Other Investments, to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.
The Fund will generally hold its Wheat Futures Contracts during periods in which the price of wheat is flat or declining, as well as during periods in which the value of wheat is rising. The Adviser may determine to modify the extent of the Fund’s exposure to Wheat Futures Contracts in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits applicable to the Wheat Futures Contracts, established by the applicable DCM. These position limits may hinder the Fund’s ability to enter into the desired amount of Wheat Futures Contracts at times. Because of the anticipated size of the Fund’s Wheat Futures Contracts holdings relative to the size of the futures market, the Adviser does not anticipate that position limits will adversely affect the Fund’s ability to seek its target exposure until the Fund’s assets under management grow significantly. Any determination to modify the Fund’s exposure to Wheat Futures Contracts may cause the Fund to liquidate its Wheat Futures Contracts holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.
The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in Wheat Futures Contracts and certain Other Investments.
The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to wheat.
Wheat Futures Contracts
Futures contracts are agreements between two parties that are executed on a DCM, i.e., a commodity futures exchange, and that are cleared and margined through a derivatives clearing organization (“DCO”), i.e., a clearing house. One party agrees to buy a commodity such as wheat from the other party at a later date at a price and quantity agreed upon when the contract is made. Such contracts may be referred to as “non-spot” futures contracts to differentiate from spot contracts, in which the purchase of the commodity occurs immediately. Such contracts may be referred to as “non-spot” futures contracts to differentiate from spot contracts, in which the purchase of the commodity occurs immediately. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by taking or making physical delivery of the underlying commodity or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. The difference between the price at which the futures contract is purchased or sold and the price paid for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.
Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund, and could result in a negative yield for the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.
If circumstances arise where market prices for Wheat Futures Contracts are not readily available, the Fund will fair value its Wheat Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Wheat Futures Contracts; and comparison to other major commodity futures. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.
Wheat
Wheat is used to produce flour, the key ingredient for breads, pasta, crackers, and many other food products, as well as several industrial products such as starches and adhesives. Wheat by-products are used in livestock feeds. Wheat is a staple commodity used pervasively across the globe so that any contractions in consumption may only be temporary as has historically been the case. Wheat is the principal food grain produced in the United States, and the United States’ output of wheat is typically exceeded only by that of China, the European Union, Russia, and India. The United States Department of Agriculture (“USDA”) publishes weekly, monthly, quarterly, and annual updates for U.S. domestic and worldwide wheat production and consumption. If the global demand of wheat is not equal to global supply, this may have an impact on the price of wheat. Global wheat consumption may fluctuate year over year due to any number of reasons which may include, but is not limited to, economic conditions, global health concerns, international trade policy.
As a general matter, the occurrence of a severe weather event, natural disaster, terrorist attack, geopolitical events, outbreak, or public health emergency as declared by the World Health Organization, the continuation or expansion of war or other hostilities, or a prolonged government shutdown may have significant adverse effects on the Fund and its investments and alter current assumptions and expectations. Generally, these adverse effects may cause continued volatility in the price of wheat, wheat futures, and the price of Shares.
Other Investments
In order to help the Fund meet its investment objective by maintaining the desired level of exposure to wheat, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Wheat Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:
Reverse Repurchase Agreements
The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.
As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.
As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.
When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.
Wheat-Linked ETPs
The Fund may invest in shares of Wheat-Linked ETPs, which are exchange-traded investment products not registered under the 1940 Act that seek to match the daily changes in the price of wheat for future delivery, and trade intra-day on a national securities exchange. Wheat-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the exposure to wheat held by the ETP. This means that the sponsor of the ETP does not sell wheat futures contracts at times when its price is high or acquire wheat futures contracts at low prices in the expectation of future price increases.
Swaps that reference wheat, Wheat-Linked ETPs, Wheat Futures Contracts, or wheat-related indexes
The Fund may invest in cash-settled swap agreements referencing wheat, Wheat-Linked ETPs, Wheat Futures Contracts or wheat-related indexes. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be shares of wheat, shares of Wheat-Linked ETPs, Wheat Futures Contracts, or wheat-related indexes.

Strategy Portfolio Concentration [Text]	The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to wheat.
Teucrium 2x Daily Wheat ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to wheat futures contracts (“Wheat Futures Contracts”), such as Chicago Board of Trade wheat futures contracts, that trade only on an exchange registered with the Commodity Futures Trading Commission (“CFTC”), and cash, cash-equivalents or high-quality securities that serve as collateral to the Fund’s investments in Wheat Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide daily leveraged exposure to the price of wheat to seek returns equal to 200% of the daily price performance of wheat. The Fund does not intend to take physical delivery of wheat associated with the Wheat Futures Contracts. Instead, the Fund seeks to benefit from increases in the price of Wheat Futures Contracts for a single day.
The Fund also may invest in “Other Investments,” which may include: (i) reverse repurchase agreement transactions; (ii) shares of other Wheat-linked exchange traded investment products (“Wheat-Linked ETPs”) not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), which may include affiliated Wheat-Linked ETPs such as Teucrium Wheat Fund (Ticker: WEAT), the sponsor of which wholly owns and controls the Adviser; and (iii) swap agreement transactions that reference wheat, Wheat-Linked ETPs, Wheat Futures Contracts, or wheat-related indexes (such as the Bloomberg Wheat Subindex, S&P GSCI Wheat or Teucrium Wheat Fund Benchmark Index).
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Wheat Futures Contracts and Other Investments that in the aggregate provide exposure to the price movements of wheat.
Unlike many other commodity-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Wheat Futures Contracts through the Subsidiary, which is defined and described in the paragraphs that follow.
The Fund expects to invest in Wheat Futures Contracts primarily indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). To seek to achieve 2x daily exposure to wheat, the Fund intends to typically enter into Wheat Futures Contracts as the “buyer.” In order to maintain its 2x daily exposure to wheat, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This process is referred to as “rolling.” The Fund may invest in Wheat Futures Contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, also known as a “designated contract market” (“DCM”). However, there can be no guarantee that such a strategy will produce the desired results.
The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Wheat Futures Contracts, a type of commodities futures contract, within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodities futures and certain other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in commodities futures and similar investments, including certain Other Investments, to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.
The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of wheat. At the close of the markets each trading day, the Adviser determines the type, quantity and mix of investment positions so that its exposure to price of wheat is consistent with the Fund’s investment objective. The impact of movements in the price of wheat during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the price of wheat has risen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased. Conversely, if the price of wheat has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.
The Adviser may determine to modify the extent of the Fund’s exposure to Wheat Futures Contracts in order to avoid exceeding any position limits applicable to Wheat Futures Contracts established by the applicable DCM. These position limits may hinder the Fund’s ability to enter into the desired amount of Wheat Futures Contracts at times. Because of the anticipated size of the Fund’s Wheat Futures Contracts holdings relative to the size of the futures market, the Adviser does not anticipate that position limits will adversely affect the Fund’s ability to seek its target exposure until the Fund’s assets under management grow significantly. Any determination to modify the Fund’s exposure to Wheat Futures Contracts may cause the Fund to liquidate its Wheat Futures Contracts holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.
The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in Wheat Futures Contracts and certain Other Investments.
The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to wheat.
Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ in amount, and possibly even direction, from two times (2x) the price performance of wheat for the same period. The Fund will lose money if the price performance of wheat is flat over time, and the Fund can lose money regardless of the performance of the price of wheat, as a result of daily rebalancing, the volatility of the price of wheat, compounding of each day’s return and other factors. See “Principal Investment Risks” below.
Wheat Futures Contracts
Futures contracts are agreements between two parties that are executed on a DCM, i.e., a commodity futures exchange, and that are cleared and margined through a derivatives clearing organization (“DCO”), i.e., a clearing house. One party agrees to buy a commodity such as wheat from the other party at a later date at a price and quantity agreed upon when the contract is made. Such contracts may be referred to as “non-spot” futures contracts to differentiate from spot contracts, in which the purchase of the commodity occurs immediately. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by taking or making physical delivery of the underlying commodity or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. The difference between the price at which the futures contract is purchased or sold and the price paid for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.
Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund, and could result in a negative yield for the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.
If circumstances arise where market prices for Wheat Futures Contracts are not readily available, the Fund will fair value its Wheat Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Wheat Futures Contracts; and comparison to other major commodity futures. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.
Wheat
Wheat is used to produce flour, the key ingredient for breads, pasta, crackers, and many other food products, as well as several industrial products such as starches and adhesives. Wheat by-products are used in livestock feeds. Wheat is a staple commodity used pervasively across the globe so that any contractions in consumption may only be temporary as has historically been the case. Wheat is the principal food grain produced in the United States, and the United States’ output of wheat is typically exceeded only by that of China, the European Union, Russia, and India. The United States Department of Agriculture (“USDA”) publishes weekly, monthly, quarterly, and annual updates for U.S. domestic and worldwide wheat production and consumption. If the global demand of wheat is not equal to global supply, this may have an impact on the price of wheat. Global wheat consumption may fluctuate year over year due to any number of reasons which may include, but is not limited to, economic conditions, global health concerns, international trade policy.
As a general matter, the occurrence of a severe weather event, natural disaster, terrorist attack, geopolitical events, outbreak, or public health emergency as declared by the World Health Organization, the continuation or expansion of war or other hostilities, or a prolonged government shutdown may have significant adverse effects on the Fund and its investments and alter current assumptions and expectations. Generally, these adverse effects may cause continued volatility in the price of wheat, wheat futures, and the price of Shares.
Other Investments
In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to wheat, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Wheat Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:
Reverse Repurchase Agreements
The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.
As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.
As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.
When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.
Wheat-Linked ETPs
The Fund may invest in shares of Wheat-Linked ETPs, which are exchange-traded investment products not registered under the 1940 Act that seek to match the daily changes in the price of wheat for future delivery, and trade intra-day on a national securities exchange. Wheat-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the exposure to wheat held by the ETP. This means that the sponsor of the ETP does not sell wheat futures contracts at times when its price is high or acquire wheat futures contracts at low prices in the expectation of future price increases.
Swaps that reference wheat, Wheat-Linked ETPs, Wheat Futures Contracts, or wheat-related indexes
The Fund may invest in cash-settled swap agreements referencing wheat, Wheat-Linked ETPs, Wheat Futures Contracts or wheat-related indexes. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be shares of wheat, shares of Wheat-Linked ETPs, Wheat Futures Contracts, or wheat-related indexes.

Strategy Portfolio Concentration [Text]	The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to wheat.
Teucrium No K-1 Sugar ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in sugar futures contracts (“Sugar Futures Contracts”), such as Sugar No. 11 futures contracts, that trade only on an exchange registered with the Commodity Futures Trading Commission (“CFTC”), and cash, cash-equivalents or high-quality securities that serve as collateral to the Fund’s investments in Sugar Futures Contracts (“Collateral Investments”). The Fund does not intend to take physical delivery of sugar associated with the Sugar Futures Contracts.
The Fund also may invest in “Other Investments,” which may include: (i) reverse repurchase agreement transactions; (ii) shares of other Sugar-linked exchange traded investment products (“Sugar-Linked ETPs”) not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), which may include affiliated Sugar-Linked ETPs such as Teucrium Sugar Fund (Ticker: CANE), the sponsor of which wholly owns and controls the Adviser; and (iii) swap agreement transactions that reference sugar, Sugar-Linked ETPs, Sugar Futures Contracts, or sugar-related indexes (such as the Bloomberg Sugar Subindex, S&P GSCI Sugar or Teucrium Sugar Fund Benchmark Index).
Unlike many other commodity-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Sugar Futures Contracts through the Subsidiary, which is defined and described in the paragraphs that follow.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Sugar Futures Contracts and Other Investments that in the aggregate provide exposure to the price movements of sugar.
The Fund expects to invest in Sugar Futures Contracts primarily indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). To seek to achieve its investment objective, the Fund intends to typically enter into Sugar Futures Contracts as the “buyer.” The Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule. The Fund may invest in Sugar Futures Contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, also known as a “designated contract market” (“DCM”). The Adviser may consider the following factors, among others, when determining the Fund’s investments in Sugar Futures Contracts and Other Investments: liquidity, regulatory requirements, risk mitigation measures, the Fund’s FCMs (as defined below), counterparties and market conditions.
The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Sugar Futures Contracts, a type of commodities futures contract, within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodities futures and certain other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in commodities futures and similar investments, including certain Other Investments, to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.
The Fund will generally hold its Sugar Futures Contracts during periods in which the price of sugar is flat or declining, as well as during periods in which the value of sugar is rising. The Adviser may determine to modify the extent of the Fund’s exposure to Sugar Futures Contracts in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits applicable to the Sugar Futures Contracts, established by the applicable DCM. These position limits may hinder the Fund’s ability to enter into the desired amount of Sugar Futures Contracts at times. Because of the anticipated size of the Fund’s Sugar Futures Contracts holdings relative to the size of the futures market, the Adviser does not anticipate that position limits will adversely affect the Fund’s ability to seek its target exposure until the Fund’s assets under management grow significantly. Any determination to modify the Fund’s exposure to Sugar Futures Contracts may cause the Fund to liquidate its Sugar Futures Contracts holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.
The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in Sugar Futures Contracts and certain Other Investments.
The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to sugar.
Sugar Futures Contracts
Futures contracts are agreements between two parties that are executed on a DCM, i.e., a commodity futures exchange, and that are cleared and margined through a derivatives clearing organization (“DCO”), i.e., a clearing house. One party agrees to buy a commodity such as sugar from the other party at a later date at a price and quantity agreed upon when the contract is made. Such contracts may be referred to as “non-spot” futures contracts to differentiate from spot contracts, in which the purchase of the commodity occurs immediately. Such contracts may be referred to as “non-spot” futures contracts to differentiate from spot contracts, in which the purchase of the commodity occurs immediately. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by taking or making physical delivery of the underlying commodity or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. The difference between the price at which the futures contract is purchased or sold and the price paid for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.
Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund, and could result in a negative yield for the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.
If circumstances arise where market prices for Sugar Futures Contracts are not readily available, the Fund will fair value its Sugar Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Sugar Futures Contracts; and comparison to other major commodity futures. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.
Sugar
Sugarcane accounts for nearly 79% of the world’s sugar production, while sugar beets account for the remainder of the world’s sugar production. Sugar manufacturers use sugar beets and sugarcane as the raw material from which refined sugar (sucrose) for industrial and consumer use is produced. Sugar is produced in various forms, including granulated, powdered, liquid, brown, and molasses. The food industry (in particular, producers of baked goods, beverages, cereal, confections, and dairy products) uses sugar and sugarcane molasses to make sugar-containing food products. Sugar beet pulp and molasses products are used as animal feed ingredients. Ethanol is an important by-product of sugarcane processing. Additionally, the material that is left over after sugarcane is processed is used to manufacture paper, cardboard, and “environmentally friendly” eating utensils.
As a general matter, the occurrence of a severe weather event, natural disaster, terrorist attack, geopolitical events, outbreak, or public health emergency as declared by the World Health Organization, the continuation or expansion of war or other hostilities, or a prolonged government shutdown may have significant adverse effects on the Fund and its investments and alter current assumptions and expectations. The price per pound of sugar in the United States is primarily a function of both U.S. and global production and demand as well as expansive protectionist policies implemented by the U.S. Government. Given all of the above factors, the Adviser has no ability to discern when current high levels of volatility will subside.
Other Investments
In order to help the Fund meet its investment objective by maintaining the desired level of exposure to sugar, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Sugar Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:
Reverse Repurchase Agreements
The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.
As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.
As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.
When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.
Sugar-Linked ETPs
The Fund may invest in shares of Sugar-Linked ETPs, which are exchange-traded investment products not registered under the 1940 Act that seek to match the daily changes in the price of sugar for future delivery, and trade intra-day on a national securities exchange. Sugar-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the exposure to sugar held by the ETP. This means that the sponsor of the ETP does not sell sugar futures contracts at times when its price is high or acquire sugar futures contracts at low prices in the expectation of future price increases.
Swaps that reference sugar, Sugar-Linked ETPs, Sugar Futures Contracts, or sugar-related indexes
The Fund may invest in cash-settled swap agreements referencing sugar, Sugar-Linked ETPs, Sugar Futures Contracts or sugar-related indexes. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be shares of sugar, shares of Sugar-Linked ETPs, Sugar Futures Contracts, or sugar-related indexes.
Strategy Portfolio Concentration [Text]	The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to sugar.
Teucrium 2x Daily Sugar ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to sugar futures contracts (“Sugar Futures Contracts”), such as Sugar No. 11 futures contracts, that trade only on an exchange registered with the Commodity Futures Trading Commission (“CFTC”), and cash, cash-equivalents or high-quality securities that serve as collateral to the Fund’s investments in Sugar Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide daily leveraged exposure to the price of sugar to seek returns equal to 200% of the daily price performance of sugar. The Fund does not intend to take physical delivery of sugar associated with the Sugar Futures Contracts. Instead, the Fund seeks to benefit from increases in the price of Sugar Futures Contracts for a single day.
The Fund also may invest in “Other Investments,” which may include: (i) reverse repurchase agreement transactions; (ii) shares of other Sugar-linked exchange traded investment products (“Sugar-Linked ETPs”) not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), which may include affiliated Sugar-Linked ETPs such as Teucrium Sugar Fund (Ticker: CANE), the sponsor of which wholly owns and controls the Adviser; and (iii) swap agreement transactions that reference sugar, Sugar-Linked ETPs, Sugar Futures Contracts, or sugar-related indexes (such as the Bloomberg Sugar Subindex, S&P GSCI Sugar or Teucrium Sugar Fund Benchmark Index).
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Sugar Futures Contracts and Other Investments that in the aggregate provide exposure to the price movements of sugar.
Unlike many other commodity-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Sugar Futures Contracts through the Subsidiary, which is defined and described in the paragraphs that follow.
The Fund expects to invest in Sugar Futures Contracts primarily indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). To seek to achieve 2x daily exposure to sugar, the Fund intends to typically enter into Sugar Futures Contracts as the “buyer.” In order to maintain its 2x daily exposure to sugar, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This process is referred to as “rolling.” The Fund may invest in Sugar Futures Contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, also known as a “designated contract market” (“DCM”). However, there can be no guarantee that such a strategy will produce the desired results.
The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Sugar Futures Contracts, a type of commodities futures contract, within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodities futures and certain other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in commodities futures and similar investments, including certain Other Investments, to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.
The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of sugar. At the close of the markets each trading day, the Adviser determines the type, quantity and mix of investment positions so that its exposure to price of sugar is consistent with the Fund’s investment objective. The impact of movements in the price of sugar during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the price of sugar has risen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased. Conversely, if the price of sugar has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.
The Adviser may determine to modify the extent of the Fund’s exposure to Sugar Futures Contracts in order to avoid exceeding any position limits applicable to Sugar Futures Contracts established by the applicable DCM. These position limits may hinder the Fund’s ability to enter into the desired amount of Sugar Futures Contracts at times. Because of the anticipated size of the Fund’s Sugar Futures Contracts holdings relative to the size of the futures market, the Adviser does not anticipate that position limits will adversely affect the Fund’s ability to seek its target exposure until the Fund’s assets under management grow significantly. Any determination to modify the Fund’s exposure to Sugar Futures Contracts may cause the Fund to liquidate its Sugar Futures Contracts holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.
The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in Sugar Futures Contracts and certain Other Investments.
The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to sugar.
Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ in amount, and possibly even direction, from two times (2x) the price performance of sugar for the same period. The Fund will lose money if the price performance of sugar is flat over time, and the Fund can lose money regardless of the performance of the price of sugar, as a result of daily rebalancing, the volatility of the price of sugar, compounding of each day’s return and other factors. See “Principal Investment Risks” below.
Sugar Futures Contracts
Futures contracts are agreements between two parties that are executed on a DCM, i.e., a commodity futures exchange, and that are cleared and margined through a derivatives clearing organization (“DCO”), i.e., a clearing house. One party agrees to buy a commodity such as sugar from the other party at a later date at a price and quantity agreed upon when the contract is made. Such contracts may be referred to as “non-spot” futures contracts to differentiate from spot contracts, in which the purchase of the commodity occurs immediately. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by taking or making physical delivery of the underlying commodity or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. The difference between the price at which the futures contract is purchased or sold and the price paid for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.
Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund, and could result in a negative yield for the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.
If circumstances arise where market prices for Sugar Futures Contracts are not readily available, the Fund will fair value its Sugar Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Sugar Futures Contracts; and comparison to other major commodity futures. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.
Sugar
Sugarcane accounts for nearly 79% of the world’s sugar production, while sugar beets account for the remainder of the world’s sugar production. Sugar manufacturers use sugar beets and sugarcane as the raw material from which refined sugar (sucrose) for industrial and consumer use is produced. Sugar is produced in various forms, including granulated, powdered, liquid, brown, and molasses. The food industry (in particular, producers of baked goods, beverages, cereal, confections, and dairy products) uses sugar and sugarcane molasses to make sugar-containing food products. Sugar beet pulp and molasses products are used as animal feed ingredients. Ethanol is an important by-product of sugarcane processing. Additionally, the material that is left over after sugarcane is processed is used to manufacture paper, cardboard, and “environmentally friendly” eating utensils.
As a general matter, the occurrence of a severe weather event, natural disaster, terrorist attack, geopolitical events, outbreak, or public health emergency as declared by the World Health Organization, the continuation or expansion of war or other hostilities, or a prolonged government shutdown may have significant adverse effects on the Fund and its investments and alter current assumptions and expectations. The price per pound of sugar in the United States is primarily a function of both U.S. and global production and demand as well as expansive protectionist policies implemented by the U.S. Government. Given all of the above factors, the Adviser has no ability to discern when current high levels of volatility will subside.
Other Investments
In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to sugar, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Sugar Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:
Reverse Repurchase Agreements
The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.
As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.
As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.
When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.
Sugar-Linked ETPs
The Fund may invest in shares of Sugar-Linked ETPs, which are exchange-traded investment products not registered under the 1940 Act that seek to match the daily changes in the price of sugar for future delivery, and trade intra-day on a national securities exchange. Sugar-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the exposure to sugar held by the ETP. This means that the sponsor of the ETP does not sell sugar futures contracts at times when its price is high or acquire sugar futures contracts at low prices in the expectation of future price increases.
Swaps that reference sugar, Sugar-Linked ETPs, Sugar Futures Contracts, or sugar-related indexes
The Fund may invest in cash-settled swap agreements referencing sugar, Sugar-Linked ETPs, Sugar Futures Contracts or sugar-related indexes. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be shares of sugar, shares of Sugar-Linked ETPs, Sugar Futures Contracts, or sugar-related indexes.
Strategy Portfolio Concentration [Text]	The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to sugar.
Teucrium No K-1 Soybean ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in soybean futures contracts (“Soybean Futures Contracts”) that trade only on an exchange registered with the Commodity Futures Trading Commission (“CFTC”), and cash, cash-equivalents or high-quality securities that serve as collateral to the Fund’s investments in Soybean Futures Contracts (“Collateral Investments”). The Fund does not intend to take physical delivery of soybeans associated with the Soybean Futures Contracts.
The Fund also may invest in “Other Investments,” which may include: (i) reverse repurchase agreement transactions; (ii) shares of other Soybean-linked exchange traded investment products (“Soybean-Linked ETPs”) not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), which may include affiliated Soybean-Linked ETPs such as Teucrium Soybean Fund (Ticker: SOYB), the sponsor of which wholly owns and controls the Adviser; and (iii) swap agreement transactions that reference soybeans, Soybean-Linked ETPs, Soybean Futures Contracts, or soybean-related indexes (such as the Bloomberg Soybean Subindex, S&P GSCI Soybeans or Teucrium Soybean Fund Benchmark Index).
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Soybean Futures Contracts and Other Investments that in the aggregate provide exposure to the price movements of soybeans.
Unlike many other commodity-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Soybean Futures Contracts through the Subsidiary, which is defined and described in the paragraphs that follow.
The Fund expects to invest in Soybean Futures Contracts primarily indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). To seek to achieve its investment objective, the Fund intends to typically enter into Soybean Futures Contracts as the “buyer.” The Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This process is referred to as “rolling.” Futures holdings will not be rolled on a predetermined schedule. The Fund may invest in Soybean Futures Contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, also known as a “designated contract market” (“DCM”). The Adviser may consider the following factors, among others, when determining the Fund’s investments in Soybean Futures Contracts and Other Investments: liquidity, regulatory requirements, risk mitigation measures, the Fund’s FCMs (as defined below), counterparties and market conditions.
The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Soybean Futures Contracts, a type of commodities futures contract, within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodities futures and certain other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in commodities futures and similar investments, including certain Other Investments, to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.
The Fund will generally hold its Soybean Futures Contracts during periods in which the price of soybeans is flat or declining, as well as during periods in which the value of soybeans is rising.The Adviser may determine to modify the extent of the Fund’s exposure to Soybean Futures Contracts in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits applicable to the Soybean Futures Contracts, established by the applicable DCM. These position limits may hinder the Fund’s ability to enter into the desired amount of Soybean Futures Contracts at times. Because of the anticipated size of the Fund’s Soybean Futures Contracts holdings relative to the size of the futures market, the Adviser does not anticipate that position limits will adversely affect the Fund’s ability to seek its target exposure until the Fund’s assets under management grow significantly. Any determination to modify the Fund’s exposure to Soybean Futures Contracts may cause the Fund to liquidate its Soybean Futures Contracts holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.
The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in Soybean Futures Contracts and certain Other Investments.
The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to soybeans.
Soybean Futures Contracts
Futures contracts are agreements between two parties that are executed on a DCM, i.e., a commodity futures exchange, and that are cleared and margined through a derivatives clearing organization (“DCO”), i.e., a clearing house. One party agrees to buy a commodity such as soybeans from the other party at a later date at a price and quantity agreed upon when the contract is made. Such contracts may also be referred to as “non-spot” futures contracts to differentiate from spot contracts, in which the purchase of the commodity occurs immediately. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by taking or making physical delivery of the underlying commodity or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. The difference between the price at which the futures contract is purchased or sold and the price paid for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.
Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund, and could result in a negative yield for the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.
If circumstances arise where market prices for Soybean Futures Contracts are not readily available, the Fund will fair value its Soybean Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Soybean Futures Contracts; and comparison to other major commodity futures. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.
Soybeans
Global soybean production is concentrated in the U.S., Brazil, Argentina and China. The United States Department of Agriculture (“USDA”) has estimated that, for the Crop Year 2023-24, the United States will produce approximately 113 MMT of soybeans or approximately 29% of estimated world production, with Brazil production at 155 MMT. Argentina is projected to produce about 50 MMT. For 2023-24, based on the March 8, 2024 USDA report, global consumption of 382 MMT is estimated slightly lower than global production of 397 MMT. If the global demand for soybeans is not equal to global supply, this may have an impact on the price of soybeans. Global soybean consumption may fluctuate year over year due to any number of reasons which may include, but is not limited to, economic conditions, global health concerns, and international trade policy. Soybeans are a staple commodity used pervasively across the globe so that any contractions in consumption may only be temporary as has historically been the case.
As a general matter, the occurrence of a severe weather event, natural disaster, terrorist attack, geopolitical events, outbreak, or public health emergency as declared by the World Health Organization, the continuation or expansion of war or other hostilities, or a prolonged government shutdown may have significant adverse effects on the Fund and its investments and alter current assumptions and expectations. The price per bushel of soybeans in the United States is primarily a function of both U.S. and global production and demand. Volatility, trading volumes, and prices in global corn and soybean markets have risen dramatically and are expected to continue indefinitely at elevated levels. The Adviser has no ability to discern when current high levels of volatility will subside.
Other Investments
In order to help the Fund meet its investment objective by maintaining the desired level of exposure to soybean, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Soybean Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:
Reverse Repurchase Agreements
The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.
As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.
As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.
When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.
Soybean-Linked ETPs
The Fund may invest in shares of Soybean-Linked ETPs, which are exchange-traded investment products not registered under the 1940 Act that seek to match the daily changes in the price of soybean for future delivery, and trade intra-day on a national securities exchange. Soybean-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the exposure to soybean held by the ETP. This means that the sponsor of the ETP does not sell soybean futures contracts at times when its price is high or acquire soybean futures contracts at low prices in the expectation of future price increases.
Swaps that reference soybean, Soybean-Linked ETPs, Soybean Futures Contracts, or soybean-related indexes
The Fund may invest in cash-settled swap agreements referencing soybean, Soybean-Linked ETPs, Soybean Futures Contracts or soybean-related indexes. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be shares of soybean, shares of Soybean-Linked ETPs, Soybean Futures Contracts, or soybean-related indexes.

Strategy Portfolio Concentration [Text]	The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to soybeans.
Teucrium 2x Daily Soybean ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to soybean futures contracts (“Soybean Futures Contracts”) that trade only on an exchange registered with the Commodity Futures Trading Commission (“CFTC”), and cash, cash-equivalents or high-quality securities that serve as collateral to the Fund’s investments in Soybean Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide daily leveraged exposure to the price of soybeans to seek returns equal to 200% of the daily price performance of soybeans. The Fund does not intend to take physical delivery of soybeans associated with the Soybean Futures Contracts. Instead, the Fund seeks to benefit from increases in the price of Soybean Futures Contracts for a single day.
The Fund also may invest in “Other Investments,” which may include: (i) reverse repurchase agreement transactions; (ii) shares of other Soybean-linked exchange traded investment products (“Soybean-Linked ETPs”) not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), which may include affiliated Soybean-Linked ETPs such as Teucrium Soybean Fund (Ticker: SOYB), the sponsor of which wholly owns and controls the Adviser; and (iii) swap agreement transactions that reference soybeans, Soybean-Linked ETPs, Soybean Futures Contracts, or soybean-related indexes (such as the Bloomberg Soybean Subindex, S&P GSCI Soybeans or Teucrium Soybean Fund Benchmark Index).
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Soybean Futures Contracts and Other Investments that in the aggregate provide exposure to the price movements of soybeans.
Unlike many other commodity-based exchange-traded products, the Fund will not issue its shareholders a Schedule K-1 for tax reporting purposes, which can increase the complexity of a shareholder’s tax reporting. Instead, the Fund is designed to be taxed as a conventional mutual fund and will issue a Form 1099 to its shareholders for tax reporting purposes. A consequence of the Fund’s tax status is that it generally is limited to obtaining its exposure to Soybean Futures Contracts through the Subsidiary, which is defined and described in the paragraphs that follow.
The Fund expects to invest in Soybean Futures Contracts primarily indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). To seek to achieve 2x daily exposure to soybeans, the Fund intends to typically enter into Soybean Futures Contracts as the “buyer.” In order to maintain its 2x daily exposure to soybeans, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This process is referred to as “rolling.” The Fund may invest in Soybean Futures Contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, also known as a “designated contract market” (“DCM”). However, there can be no guarantee that such a strategy will produce the desired results.
The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Soybean Futures Contracts, a type of commodities futures contract, within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodities futures and certain other investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in commodities futures and similar investments, including certain Other Investments, to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.
The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of soybeans. At the close of the markets each trading day, the Adviser determines the type, quantity and mix of investment positions so that its exposure to price of soybeans is consistent with the Fund’s investment objective. The impact of movements in the price of soybeans during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the price of soybeans has risen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased. Conversely, if the price of soybeans has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.
The Adviser may determine to modify the extent of the Fund’s exposure to Soybean Futures Contracts in order to avoid exceeding any position limits applicable to Soybean Futures Contracts established by the applicable DCM. These position limits may hinder the Fund’s ability to enter into the desired amount of Soybean Futures Contracts at times. Because of the anticipated size of the Fund’s Soybean Futures Contracts holdings relative to the size of the futures market, the Adviser does not anticipate that position limits will adversely affect the Fund’s ability to seek its target exposure until the Fund’s assets under management grow significantly. Any determination to modify the Fund’s exposure to Soybean Futures Contracts may cause the Fund to liquidate its Soybean Futures Contracts holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.
The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in Soybean Futures Contracts and certain Other Investments.
The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to soybeans.
Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ in amount, and possibly even direction, from two times (2x) the price performance of soybeans for the same period. The Fund will lose money if the price performance of soybeans is flat over time, and the Fund can lose money regardless of the performance of the price of soybeans, as a result of daily rebalancing, the volatility of the price of soybeans, compounding of each day’s return and other factors. See “Principal Investment Risks” below.
Soybean Futures Contracts
Futures contracts are agreements between two parties that are executed on a DCM, i.e., a commodity futures exchange, and that are cleared and margined through a derivatives clearing organization (“DCO”), i.e., a clearing house. One party agrees to buy a commodity such as soybeans from the other party at a later date at a price and quantity agreed upon when the contract is made. Such contracts may be referred to as “non-spot” futures contracts to differentiate from spot contracts, in which the purchase of the commodity occurs immediately. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by taking or making physical delivery of the underlying commodity or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. The difference between the price at which the futures contract is purchased or sold and the price paid for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.
Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund, and could result in a negative yield for the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.
If circumstances arise where market prices for Soybean Futures Contracts are not readily available, the Fund will fair value its Soybean Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Soybean Futures Contracts; and comparison to other major commodity futures. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.
Soybeans
Global soybean production is concentrated in the U.S., Brazil, Argentina and China. The United States Department of Agriculture (“USDA”) has estimated that, for the Crop Year 2023-24, the United States will produce approximately 113 MMT of soybeans or approximately 29% of estimated world production, with Brazil production at 155 MMT. Argentina is projected to produce about 50 MMT. For 2023-24, based on the March 8, 2024 USDA report, global consumption of 382 MMT is estimated slightly lower than global production of 397 MMT. If the global demand for soybeans is not equal to global supply, this may have an impact on the price of soybeans. Global soybean consumption may fluctuate year over year due to any number of reasons which may include, but is not limited to, economic conditions, global health concerns, and international trade policy. Soybeans are a staple commodity used pervasively across the globe so that any contractions in consumption may only be temporary as has historically been the case.
As a general matter, the occurrence of a severe weather event, natural disaster, terrorist attack, geopolitical events, outbreak, or public health emergency as declared by the World Health Organization, the continuation or expansion of war or other hostilities, or a prolonged government shutdown may have significant adverse effects on the Fund and its investments and alter current assumptions and expectations. The price per bushel of soybeans in the United States is primarily a function of both U.S. and global production and demand. Volatility, trading volumes, and prices in global soybean markets have risen dramatically and are expected to continue indefinitely at elevated levels. The Adviser has no ability to discern when current high levels of volatility will subside.
Other Investments
In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to soybeans, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Soybean Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:
Reverse Repurchase Agreements
The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.
As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.
As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.
When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.
Soybean-Linked ETPs
The Fund may invest in shares of Soybean-Linked ETPs, which are exchange-traded investment products not registered under the 1940 Act that seek to match the daily changes in the price of soybean for future delivery, and trade intra-day on a national securities exchange. Soybean-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the exposure to soybean held by the ETP. This means that the sponsor of the ETP does not sell soybean futures contracts at times when its price is high or acquire soybean futures contracts at low prices in the expectation of future price increases.
Swaps that reference soybeans, Soybean-Linked ETPs, Soybean Futures Contracts, or soybean-related indexes
The Fund may invest in cash-settled swap agreements referencing soybean, Soybean-Linked ETPs, Soybean Futures Contracts or soybean-related indexes. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be shares of soybeans, shares of Soybean-Linked ETPs, Soybean Futures Contracts, or soybean-related indexes.

Strategy Portfolio Concentration [Text]	The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. The Fund, however, will invest more than 25% of its total assets in investments that provide exposure to soybeans.
Yields for You Strategy A ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Strategy A ETF is an actively managed exchange-traded fund (“ETF”) that operates as a “fund-of-funds.” Under normal market conditions the Fund seeks to achieve its investment objective by investing primarily in a combination of other exchange-traded funds (“Underlying ETFs”). Such Underlying ETFs may pursue a variety of investment strategies and in some cases, be managed or sponsored by an entity affiliated with the Adviser. The Underlying ETFs, in turn, primarily invest in a core portfolio of investment grade debt securities, high-quality government bonds and preferred stock, U.S. Government and agency securities, other fixed income securities (described below), and cash and cash equivalents. The Fund may also invest in Underlying ETFs that invest in equity securities and utilize equity-related derivatives, such as options, futures and swaps.
The Adviser determines specific investments for the Fund by first examining the current economic environment, interest rate trends, and overall market conditions using a variety of quantitative measures (e.g., beta, standard deviation, alpha, Sharpe ratio, tracking error, maximum drawdown, up/down capture ratios, expense ratios, average holding period/turnover, durations, fund holdings, and weights) to determine an allocation or weighting framework among the various asset classes described above (e.g., government bonds, preferred stock, and government and agency securities). The Adviser then selects Underlying ETFs with holdings generally consistent with these asset class exposures and whose investment objectives and strategies are generally in line with the Adviser’s market outlook expectations.
The Adviser may adjust the asset class framework and/or the narrower asset class allocations, or the allocations to individual Underlying ETFs, at any time based on the Adviser’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment objective (“dynamic rebalancing”). For example, the
Adviser may engage in dynamic rebalancing by adjusting the asset class framework during periods of rising interest rates to favor short-term government bonds or, conversely, when rates are expected to stabilize or decline, the Fund may adjust the asset class framework to emphasize longer-duration bonds to lock in higher yields for extended periods. The Adviser would then make the appropriate adjustments to its Underlying ETF allocations to reflect the updated asset class allocations. As market conditions shift, the Adviser may also employ actively managed strategies to buy and sell Underlying ETFs, invest in individual securities, or make other tactical adjustments to the Fund’s portfolio to seek to achieve the Fund’s investment objective.
Fixed income securities in an Underlying ETF’s portfolio may include investment grade debt securities, including U.S. Government securities (e.g., Treasury bills, notes, bonds and other debt obligations issued by the Treasury or U.S. government-sponsored enterprises), corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities; debt instruments of varying duration; convertible securities; variable and floating rate loans; and inflation-indexed bonds. While the Underlying ETFs may invest in securities with any maturity or duration, the Adviser seeks to maintain an effective duration for the Fund of one year or less under normal market conditions. Effective duration is a measure of a security’s price volatility or the risk associated with changes in interest rates. An Underlying ETF may have a portion of its assets invested in non-investment-grade debt securities, often referred to as “junk bonds,” which are considered speculative. The Fund and the Underlying ETFs also may invest in cash equivalents, including repurchase agreements, commercial paper and variable rate demand notes.
Equity securities in an Underlying ETF’s portfolio will primarily consist of preferred stock of large- and mid-capitalization companies with strong fundamentals. Some Underlying ETFs may also invest in equity-related derivatives to both increase the return and to hedge or protect against adverse movements in interest rates and/or the securities markets. The Underlying ETFs in which the Fund invests may also invest in real estate investment trusts (“REITs”).
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests. The Fund may invest a significant portion of its assets in any single Underlying ETF. The Fund, indirectly through the Underlying ETFs, may at times be heavily invested in one or more sectors.

Strategy Portfolio Concentration [Text]	The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests. The Fund may invest a significant portion of its assets in any single Underlying ETF. The Fund, indirectly through the Underlying ETFs, may at times be heavily invested in one or more sectors.
Yields for You Strategy B ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Strategy B ETF is an actively managed exchange-traded fund (“ETF”) that operates as a “fund-of-funds.” Under normal market conditions the Fund seeks to achieve its investment objective by investing primarily in a combination of other exchange-traded funds (“Underlying ETFs”). Such Underlying ETFs may pursue a variety of investment strategies and in some cases, be managed or sponsored by an entity affiliated with the Adviser. The Underlying ETFs, in turn, primarily invest in a wide variety of core fixed income interest- and dividend-paying securities, such as high-quality corporate and government bonds, U.S. Government and agency securities, and preferred stock. The Fund will also invest in Underlying ETFs that seek to provide large- and mid-cap market exposure while attempting to limit downside risk through various strategies, such as “buffered” ETFs or equity-focused ETFs that utilize hedging strategies. Many such ETFs “ladder” their buffered or hedged equity investments, which means they stagger their investments over different time periods. In general, the Adviser manages the Fund with a 3- to 5-year investment horizon prioritizing investments that the Adviser believes provide predictable, steady income generation, durability to yield and interest rate changes, and lower-than-average historical volatility.
The Adviser determines specific investments for the Fund by first examining the current economic environment, interest rate trends, and overall market conditions using a variety of quantitative measures (e.g., beta, standard deviation, alpha, Sharpe ratio, tracking error, maximum drawdown, up/down capture ratios, expense ratios, average holding period/turnover, durations, fund holdings, and weights) to determine an allocation or weighting framework among the various asset classes described above (e.g., corporate bonds, Treasuries, preferred stock, etc.). The Adviser then selects Underlying ETFs with holdings generally consistent with these asset class exposures and whose investment objectives and strategies are generally in line with the Adviser’s market outlook expectations. Underlying ETFs that operate as passively managed index funds may invest directly in the component securities of the benchmark index or may seek to track the performance of the benchmark index by investing in a representative sample of Index components.
The Adviser may adjust the asset class framework and/or the narrower asset class allocations, or the allocations to individual Underlying ETFs, at any time based on the Adviser’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment objective (“dynamic rebalancing”). For example, the Adviser may engage in dynamic rebalancing by adjusting the asset class framework to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events. The Adviser would then make the appropriate adjustments to its Underlying ETF allocations to reflect the updated asset class allocations. As market conditions shift, the Adviser may also employ actively managed strategies to buy and sell Underlying ETFs, invest in individual securities, or make other tactical adjustments to the Fund’s portfolio to seek to achieve the Fund’s investment objective.
Fixed income securities in an Underlying ETF’s portfolio may include investment grade debt securities, including U.S. Government securities (e.g., Treasury bills, notes, bonds and other debt obligations issued by the Treasury), corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities; debt instruments of varying duration; convertible securities; variable and floating rate loans; and inflation-indexed bonds.
Equity securities in an Underlying ETF’s portfolio will primarily consist of preferred stock, growth and value common stocks; the stock of large- and mid-capitalization companies; sector-specific stocks; and domestic and foreign stocks. An Underlying ETF may also invest in equity-related derivatives, such as options, futures and swaps, to increase the return or to hedge or protect against adverse movements in interest rates and/or the securities markets, or a combination thereof. The Underlying ETFs in which the Fund invests may also invest in real estate investment trusts (“REITs”).
Buffered ETFs (also known as “structured” or “defined” outcome ETFs) are a type of ETF that seek to offer downside protection and a pre-defined range of outcomes over a set period. The Fund may invest up to 20% of its net assets in Buffered ETFs. As a shareholder of a Buffered ETF, the Fund is subject to an upside return cap that represents the maximum return an investor can achieve from an investment in the Buffered ETF for a defined investment period. It is also possible the Fund may purchase shares of a Buffered ETF that is near or at its upside return cap or otherwise hold its shares of a Buffered ETF for a period shorter than the defined outcome period. In each case, the Fund may not benefit from the protection provided by the “buffer,” or floor. In addition, there is no guarantee that a Buffered ETF will achieve its investment objective. The Fund does not pursue a defined outcome strategy and does not seek to provide any buffer against or floor on potential losses.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests. The Fund may invest a significant portion of its assets in any single Underlying ETF. The Fund, indirectly through the Underlying ETFs, may at times be heavily invested in one or more sectors.

Strategy Portfolio Concentration [Text]	The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests. The Fund may invest a significant portion of its assets in any single Underlying ETF. The Fund, indirectly through the Underlying ETFs, may at times be heavily invested in one or more sectors.
Relative Strength Managed Volatility Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The RSMV Strategy ETF is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily, under normal market conditions, in common stocks of U.S. growth companies. The Fund may invest in companies of any size, but typically invests in securities of issuers with market capitalizations in excess of $10 billion. The Fund invests for the long-term, meaning the Fund may hold securities in its portfolio with market capitalizations that have increased or decreased in value from the time of purchase. The Fund’s direct investment in common stocks typically consists of a focused portfolio of between 20 and 50 companies across varying sectors, although from time to time the Fund may hold fewer or more stocks depending on the Adviser’s assessment of available investment opportunities, and may focus its investments on companies in the same economic sector.
The Fund may also invest in other ETFs that invest in U.S. growth companies as well as real estate investment trusts (“REITs”). The Fund may also hold cash, cash equivalents and fixed income securities, either directly or through other investment companies, during periods of high market volatility. These securities consist primarily of investment grade debt securities, including U.S. Government securities (e.g., Treasury bills, notes, bonds and other debt obligations issued by the Treasury or U.S. government-sponsored enterprises), and high-quality corporate bonds. The Adviser may determine that it is appropriate to invest a substantial portion of the Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Fund may invest without limitation in such instruments.
The Adviser determines specific investments for the Fund by using a top-down approach to examine the current macro-economic environment, trends between sectors, and overall market conditions using a variety of quantitative measures (such as value, momentum, size, quality, and volatility) to determine attractive asset allocations among sectors, industries, asset classes or individual securities, with a focus on identifying those that demonstrate the most attractive “momentum.” In general, momentum is the tendency of an investment category or security to exhibit persistence in its relative performance, with an emphasis on those categories or securities that have had better recent performance compared to peers. Determinations as to momentum are typically measured based on price movement and adjusted for measured volatility (increase or decrease in price over time), generally disfavoring investment categories or securities with too much volatility (and consequently higher risk) over time.
Within categories of securities determined to have attractive momentum, the Adviser may also utilize a “bottom-up approach” through the use of various quantitative measures (e.g., various statistical and mathematical pricing models), and, at times, qualitative measures (e.g., assessments of company fundamentals, managements, etc.) to assess how well individual securities within investment categories align with the attractiveness of the overall category.

Strategy Portfolio Concentration [Text]	The Adviser may determine that it is appropriate to invest a substantial portion of the Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Fund may invest without limitation in such instruments.
Iceland ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the MarketVector™ Iceland Global Index (the “Index”).
MarketVector™ Iceland Global Index
The Index, which is sub-index of the MarketVector™ Total Global Equity Index, tracks the performance of common stocks (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of “local” Icelandic companies and “non-local” companies related to the Icelandic economy. Local Icelandic companies (i) are those companies assigned to the Iceland universe of the MarketVector™ Total Global Equity Index, (ii) have a listing on an exchange in Iceland and derive a significant portion (50% for initial consideration and 25% for continued eligibility after inclusion) of revenues or operating assets from Iceland or a “Nordic Country” (i.e., Denmark and the Faroe Islands, Finland, Greenland, Norway and Sweden), and/or (iii)have a listing on an exchange in Iceland where the listing resulted from a merger with a component that was previously included in the Iceland Universe of the MarketVector™ Total Global Equity Index. A company is eligible to be assigned to the Iceland universe of the MarketVector™ Total Global Equity Index if, at a minimum, it is incorporated in Iceland, its headquarters is in Iceland, or it is primarily listed in Iceland. Non-local companies related to the Icelandic economy (i) are those companies assigned to the universe of Nordic Countries of the MarketVector™ Total Global Equity Index and (ii) derive a significant portion (50% for initial consideration and 25% for continued eligibility after inclusion) of revenues from fishing, hatcheries, aquaculture or seafood processing.
At the time of each quarterly rebalance and reconstitution of the Index, Index constituents must meet investibility requirements, including:
•For securities not currently in the Index:
◦a free-float (i.e., the proportion of shares that are publicly available) of at least 10%;
◦a market capitalization exceeding $100 million;
◦a three-month average daily trading volume of at least $100,000 as of each of the last three Index component selection dates; and
◦at least 100,000 shares traded per month over the last six months as of each of the last three Index component selection dates.
•For securities already in the Index:
◦a free-float of at least 5%;
◦a market capitalization exceeding $50 million;
◦a three-month average daily trading volume of at least $100,000 as of at least two of the last three Index component selection dates; and
◦at least $100,000 shares traded per month over the last six months as of the current Index component selection date or one of the previous two selection dates.
•For recent initial public offerings, spin-offs and post-merger/acquisition special purpose acquisition companies:
◦a free-float of at least 10%;
◦a market capitalization exceeding $100 million;
◦an average daily trading volume of at least $100,000; and
◦at least 100,000 shares traded per month.
The Index is reconstituted and rebalanced on a quarterly basis in March, June, September and December. As of March 31, 2026, the Index had 31 constituents.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations such as tax diversification requirements that apply to the Fund but not to the Index).
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in Icelandic equity securities. For purposes of this policy, the Fund considers only the “local” companies in the Index to be Icelandic equity securities.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2026, the Fund was concentrated in companies in the Banking Industry. The Fund is deemed to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund.
The Fund may lend its portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower. The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.
While the Fund’s exposure to sectors may change over time, as of the date of this Prospectus, the Fund had significant exposure to companies in the Consumer Staples, Financial Services, Health Care and Industrials Sectors.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2026, the Fund was concentrated in companies in the Banking Industry.
Teucrium 2x Long Daily XRP ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in financial instruments that the Adviser believes in combination should produce daily returns (before fees and expenses) that correspond to two times (2x) the daily price performance of XRP. However, there can be no guarantee that such a strategy will produce the desired results or that any XRP-related investment will provide returns that closely correlate to those produced by XRP. Generally, XRP-related investments are subject to certain implementation costs and expenses not applicable to direct investments in XRP that will cause the returns of XRP-related investments to differ from those of direct investments in XRP. Additionally, the ability to trade XRP 24 hours a day may give rise to differences in returns of XRP-related investments that trade during standard market hours.
The Fund will invest principally in the financial instruments listed below:
•Swap Agreements. Initially, the Fund expects to achieve its exposure to XRP primarily through its investment in one or more swap agreements. As more XRP-related investments become available for investment, the Adviser will invest in those XRP-related investments that it believes will most effectively enable the Fund to achieve its investment objective. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark, such as an index, or in the case of the Fund, the return earned on an investment in XRP that is equal, on a daily basis, to 200% of the value of the Fund’s net assets (each, an “XRP Swap”). As of the date of this Prospectus, it is expected that the Fund (and certain of its investments) will reference one or more of the following benchmarks for purposes of determining the price of XRP: (i) the CME CF XRP-Dollar Reference Rate (the “XRP Reference Rate”); (ii) CME CF XRP-Dollar Real Time Index (the “XRP Index”); (iii) exchange-traded products (“ETPs”) that hold XRP directly (a “Spot XRP ETP”), or (iv) other benchmarks that the Adviser believes produce daily returns consistent with those of XRP (collectively with the XRP Reference Rate, the XRP Index, and any Spot XRP ETP, the “Reference Assets”). The XRP Reference Rate is a benchmark index price for XRP that reflects aggregated trade data from multiple U.S. dollar-denominated XRP markets operated by major cryptocurrency exchanges that conform to CF Benchmarks’ robust eligibility criteria and is calculated daily. The XRP Index is a benchmark index price for XRP that reflects aggregated order data from U.S. dollar-denominated XRP markets operated by major cryptocurrency exchanges that conform to CF Benchmarks’ robust eligibility criteria and is calculated every second. The XRP Swaps may reference Spot XRP ETPs listed on a U.S. or European exchange. The Fund may also invest directly in shares of Spot XRP ETPs. Such Spot XRP ETPs are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, do not provide investors with the investor protections of the 1940 Act. As of the date of this Prospectus, there were no U.S. Spot XRP ETPs available for the Fund to invest in or use as a reference asset. Thus, initially, the Fund expects to invest in one or more XRP Swaps the reference asset for which will be one or more of the following Spot XRP ETPs, each of which is listed on a European exchange as of the date of this Prospectus: 21Shares XRP ETP, Bitwise Physical XRP ETP, Virtune XRP ETP, WisdomTree Physical XRP ETP and CoinShares Physical XRP ETP. Generally, any such XRP Swap will provide the Fund with a return earned by the Spot XRP ETP that is equal, on a daily basis, to 200% of the value of the Fund’s net assets, be fully funded with all collateral maintained by a third party pursuant to a triparty arrangement, and be subject to daily collateral adjustments to align the value of collateral with the value of the reference asset. The Fund also may invest directly in one or more of the afore-mentioned Spot XRP ETPs.
•XRP Futures Contracts. To obtain 2x daily exposure to XRP, the Fund may enter into, as the “buyer,” XRP futures contracts that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) (“XRP Futures Contracts”). In order to maintain its 2x daily exposure to XRP, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This process is referred to as “rolling.” The Fund may invest in XRP Futures Contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, also known as a “designated contract market” (“DCM”).
•XRP Options. The Fund also may invest in exchange-traded options contracts that reference XRP, XRP Futures Contracts, or Spot XRP ETPs (“XRP Options” and, collectively with XRP Swaps and XRP Futures Contracts, “XRP-related investments”). As of the date of this Prospectus, there were no XRP Options available for investment by the Fund. However, it is expected that XRP Options will be available in the near future. To the extent available, the Fund may invest in options traded on an exchange registered with the CFTC, or on foreign exchanges. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. In the U.S., exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”).
The Fund may also invest in equity securities of “XRP-related companies.” For these purposes, XRP-related companies are companies, including Spot XRP ETPs that the Adviser believes provide returns that generally correspond, or are closely related, to the performance of XRP. Similar to other types of XRP-related investments, there can be no assurance that the returns of XRP-related companies will correspond, or be closely-related, to the performance of XRP.
The mix of financial instruments to achieve the desired exposure to XRP is at the sole discretion of the Adviser. The Adviser may consider the following factors, among others, when determining the Fund’s investments in XRP Swaps, XRP Futures Contracts, XRP Options, other financial instruments, and XRP-related companies: liquidity, regulatory requirements, risk mitigation measures, the Fund’s FCMs (as defined below), the financial condition of counterparties and market conditions.
The Fund also expects to engage in reverse repurchase agreements, a form of borrowing, and to use the proceeds for investment purposes.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure equal to, financial instruments that the Adviser believes, in combination, should produce daily returns consistent with the Fund’s investment objective of seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of XRP. The Fund does not invest directly in XRP.
The Fund expects to invest in XRP-related investments primarily indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to XRP-related investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in certain investments, such as XRP-related investments, to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter (the “Asset Diversification Test”).
The Adviser attempts to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to adjust its exposure to the Reference Assets daily to maintain such exposure. A “single day,” “day,” or “trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.
The Fund will attempt to achieve its investment objective without regard to the overall market movement or the increase or decrease of the price of XRP. At the close of the markets on each trading day, the Adviser determines the type, quantity, and mix of investment positions, so that its exposure to the price of XRP is consistent with the Fund’s investment objective. The impact of movements in the price of XRP during the day will generally require the Fund to adjust its exposure to the Reference Assets on a daily basis. For example, if the price of XRP has risen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased. Conversely, if the price of XRP has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. These adjustments typically result in high portfolio turnover.
The Fund also expects to invest in cash, cash equivalents, or high-quality securities, such as (i) U.S. Government securities, including bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such investments are designed to provide liquidity or collateralize the Fund’s investments in financial instruments, such as certain of the XRP-related investments.
The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.
Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will likely differ in amount, and possibly even direction, from two times (2x) the price performance of XRP for the same period. The Fund will lose money if the price performance of XRP is flat over time, and the Fund can lose money regardless of the performance of the price of XRP because of daily rebalancing, the volatility of the price of XRP, compounding of each day’s return, and other factors. See “Principal Investment Risks” below.
XRP Futures Contracts
Futures contracts are agreements between two parties that are executed on a DCM, i.e., a commodity futures exchange, and that are cleared and margined through a derivatives clearing organization (“DCO”), i.e., a clearing house. One party agrees to buy a commodity from the other party at a later date at a price and quantity agreed upon when the contract is made. Such contracts may also be referred to as “non-spot” futures contracts to differentiate from spot contracts, in which the purchase of the commodity occurs immediately. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by taking or making physical delivery of the underlying commodity or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. The difference between the price at which the futures contract is purchased or sold and the price paid for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.
Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund, and could result in a negative yield for the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.
XRP Options
An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American-style put or call option may be exercised at any time during the option period while a European-style put or call option may be exercised only upon expiration or during a fixed period prior thereto.
Additional Information about the Spot XRP ETPs
It is currently expected that the Fund will initially derive a significant amount of its exposure to the price performance of XRP from its direct investment in one or more Spot XRP ETPs and swap agreements or options that reference a Spot XRP ETP. The Spot XRP ETPs in which the Fund may invest (or which may be used as a Reference Asset) are ETPs that are designed to provide exposure to the performance of XRP and are fully secured by holdings of XRP. Each non-U.S. Spot XRP ETPs issues bonds that are collateralized by the respective amount of units of XRP. The Issuer shall at any given time procure in relation to issued bonds that it holds such amount of the underlying XRP equal to or exceeding the aggregate claims of the bondholders, expressed as a number of units of XRP. The value and performance of the bonds materially depend on the value and performance of the issuer’s holdings of XRP. Based on the non-U.S. Spot XRP ETPs’ payment and delivery obligations to bondholders, the bonds are expected (subject to the deduction of any fees and costs) to track the performance of XRP nearly 1:1.
An investor cannot purchase the bonds issued by non-U.S. Spot XRP ETPs directly from the issuer in the primary market. Initially, in the primary market, the bonds may only be subscribed for or purchased by authorized participants (“APs”). Once the bonds issued by non-U.S. Spot XRP ETPs have been subscribed for or purchased in the primary market, investors may purchase the bonds in the secondary market from any person on an anonymous basis (i) via the relevant stock exchange (in case of bonds admitted to trading on a stock exchange) or (ii) over the counter.
As of the date of this Prospectus, there are no U.S. Spot XRP ETPs available for the Fund to invest in or use as a reference asset. Additional information about each of the Spot XRP ETPs in which the Fund may invest (or use as a reference asset) is detailed below:

Name and Ticker	Domicile	Listing Exchange(s)	XRP Holdings (as of March 31, 2026)
21Shares XRP ETP (AXRP)	Switzerland	SIX Swiss Exchange Boerse Duesseldorf Boerse Stuttgart BX Swiss Deutsche Boerse Xetra Euronext Amsterdam Euronext Paris Gettex	$324.48 million

Bitwise Physical XRP ETP (GXRP)	Germany	Deutsche Boerse Xetra	$129.44 million
Virtune XRP ETP (VIRXRP)	Sweden	Nasdaq Stockholm Nasdaq Helsinki	$828.19 million
WisdomTree Physical XRP ETP (XRPW)	Jersey	SIX Swiss Exchange Euronext Paris Euronext Amsterdam Deutsche Boerse Xetra	$64.50 million
CoinShares Physical XRP ETP (XRPL)	Jersey	Deutsche Boerse Xetra	$245.07 million
The value of shares of a Spot XRP ETP may not directly correspond to the price of XRP, and is highly volatile. The price of a Spot XRP ETP may go down even if the price of the underlying asset, XRP, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.
Each Spot XRP ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of XRP. This means the sponsor does not speculatively sell XRP at times when its price is high or speculatively acquire XRP at low prices in the expectation of future price increases. The Spot XRP ETPs will not utilize hedging, leverage, derivatives or any similar arrangements in seeking to meet its investment objective. Each Spot XRP ETP’s custodian will keep custody of the Spot XRP ETP’s XRP, and will keep all of the private keys associated with such Spot XRP ETP’s XRP held by the custodian in “cold storage.” “Cold storage” is a safeguarding method by which the private keys corresponding to the particular Spot XRP ETP’s XRP are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.
XRP
XRP is a digital asset that is created and transmitted through the operations of the XRP Ledger, a distributed ledger upon which XRP transactions are processed and settled. XRP can be used to pay for goods and services or it can be converted to fiat currencies, such as the U.S. dollar. The XRP Ledger is based on a shared public ledger similar to the Bitcoin network. However, the XRP Ledger differentiates itself from other digital asset networks in that its stated primary function is transactional utility, not store of value. The XRP Ledger is designed to be a global real-time payment and settlement system. XRP and the XRP Ledger aim to improve the speed at which parties on the network may transfer value while also reducing the fees and delays associated with the traditional methods of interbank payments.
No single entity controls the XRP Ledger. Instead, a network of independent nodes validates transactions pursuant to a consensus-based algorithm (the “Ripple Protocol Consensus Algorithm”). It is this mechanism, as opposed to the proof-of-work mechanism utilized by the Bitcoin blockchain, that allows the XRP Ledger to be fast, energy-efficient and scalable, and therefore suitable for its most prominent use, the facilitation of cross-border financial transactions.
These independent nodes do not mine new blocks but participate in a consensus process to ensure that transactions are valid and correctly ordered on the ledger. Any node can be a validator, but for practical purposes, the XRP Ledger depends on a list of trusted validators known as the Unique Node List or “UNL.” Validators are entities (such as individuals, institutions, or other organizations) that run nodes to participate in the consensus process. These validators ensure the integrity and accuracy of the ledger. Each node in the network maintains a Unique Node List — a list of other validators that the node trusts to reliably validate transactions; however, there needs to be some overlap in the UNLs for consensus to work effectively.
The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to XRP through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-XRP related investments, such as cash and cash equivalents. However, because the Fund employs leverage and may be subject to unscheduled rebalancing, these measures may magnify losses or cause the Fund to realize losses already incurred. Taking defensive actions will also cause the Fund’s performance to deviate from two times (2x) the daily price performance of XRP and as a result, may cause the Fund to not achieve its investment objective. In addition, such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure equal to, financial instruments that the Adviser believes, in combination, should produce daily returns consistent with the Fund’s investment objective of seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of XRP. The Fund does not invest directly in XRP.
GlacierShares Arctic Circle ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the MarketVector™ Arctic Circle Index (the “Index”).
MarketVector™ Arctic Circle Index
The Index tracks the performance of common stocks (or corresponding American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), or Global Depositary Receipts (“GDRs”)) of companies whose headquarters are located near or in the Arctic Circle. The Arctic Circle is defined as the southernmost latitude in the Northern Hemisphere where the sun can remain continuously above or below the horizon for 24 hours, which occurs at approximately 66°33’ (66.56°) North latitude, as recognized by the United States Geological Survey (USGS). A company is eligible for inclusion in the Index if it is included in the MarketVectorTM Total Global Equity Index and its headquarters address has a latitude coordinate above 60° North latitude in one of the following countries or territories: Finland, Norway, Sweden, Faroe Islands, Greenland, Iceland, United States and Canada (“Arctic Circle Companies”).
At the time of each quarterly rebalance and reconstitution of the Index, Index constituents must meet the following investability requirements:
•For securities not currently in the Index:
◦a free-float (i.e., the proportion of shares that are publicly available) of at least 10%;
◦a market capitalization exceeding $150 million;
◦a three-month average daily trading volume of at least $250,000 as of each of the last three Index component selection dates; and
◦at least 150,000 shares traded per month over the last six months as of each of the last three Index component selection dates.
•For securities already in the Index:
◦a free-float of at least 5%;
◦a market capitalization exceeding $75 million; and
◦a three-month average daily trading volume of at least $200,000 as of at least two of the last three Index component selection dates.
In addition, at least one of the following applies to securities already in the Index:
◦a three-month average daily trading volume of at least $200,000 at the current quarter or at one of the last two Index component selection dates; or
◦at least 100,000 shares traded per month over the last six months as of the current Index component selection date or one of the previous two selection dates.
•For recent initial public offerings, spin-offs and post-merger/acquisition special purpose acquisition companies:
◦a free-float of at least 10%;
◦a market capitalization exceeding $150 million;
◦an average daily trading volume of at least $250,000; and
◦at least 150,000 shares traded per month.
The Index is reconstituted and rebalanced on a quarterly basis in March, June, September and December. The Index utilizes a proprietary methodology to adjust weightings of Arctic Circle Companies within the Index, with companies closer to the Arctic Circle receiving higher weightings. The Index may not include more than 60 constituents and Index constraints may be relaxed to ensure a minimum of 50 Index constituents. As of March 31, 2026, the Index had 50 constituents.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations such as tax diversification requirements that apply to the Fund but not to the Index).
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in the equity securities of Arctic Circle Companies.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Fund is deemed to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund.
While the Fund’s exposure to sectors may change over time, as of the date of this Prospectus, the Fund had significant exposure to companies in the Financial Services and Industrials Sectors.
The Fund may lend its portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower. The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
AlphaDroid Broad Markets Momentum ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Fund invests in various types of U.S. publicly traded ETFs that comprise the Index (“Underlying ETFs”) and therefore operates as a “fund-of-funds.”
AlphaDroid® EZ-MO Broad Markets Momentum Index
The Index consists of a portfolio of underlying momentum strategies, each represented by a particular “Strategic Category” comprised of strategy candidate ETFs and an assigned allocation weight, as follows:

Strategic Category	Weight	Strategy Candidates (by ticker)

SPY - Defender*	33.3%	SPY®

QQQ - Defender*	33.3%	QQQ®

Global Defender	33.3%	SPY®, QQQ®, SPEU, EEM

*SPY® is a registered trademark of Standard & Poor’s Financial Services LLC. QQQ® is a registered trademark of Invesco Capital Management LLC. All trademarks are the property of their respective owners and are used for informational purposes only. The Adviser is not affiliated with, sponsored by, or endorsed by any of the entities mentioned above.
The term “Defender” within each Strategic Category designation is intended to describe the defensive mechanisms employed during faltering Bull markets and Bear markets (described below). The “Global Defender” Strategic Category extends this approach globally (i.e., more expansively) by evaluating broad-market ETFs such as SPY®, QQQ®, SPEU, and EEM.
Each momentum strategy selects one ETF from within its Strategic Category of candidate ETFs to represent the strategy in the portfolio. Momentum strategies seek to identify ETFs having the highest expected subsequent monthly return performance (the “Momentum Leader”) relative to other candidates within its Strategic Category. The Index seeks to determine whether U.S. equity markets appear to be in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Index Provider employs a proprietary algorithm to make this assessment utilizing numerical market data. The Index utilizes artificial intelligence (“AI”) as well as third-party data and information to select Underlying ETFs. See “Additional Information About the Funds - Utilization of AI in Each Index’s Methodology” for more information.
The Index will remain in a Bull mode (or a Bear mode), as the case may be, until the algorithm determines to shift from Bull to Bear (or vice versa). When a Bull market is indicated, the Index identifies a portfolio of ETFs, one selected by the momentum strategy from each of its Strategic Categories. When a Bear market is indicated, each underlying momentum strategy automatically switches its model to a Bear market strategy by replacing the strategic candidate ETFs with a set of defensive candidate ETFs that are expected to perform better in Bear markets. These defensive candidate ETFs may be other candidate ETFs from the Strategic Category or may be ETFs outside of the candidate ETFs noted above, including exchange-traded products (“ETPs”) registered under the Securities Act of 1933, as amended (the “1933 Act”). Shifts between Bull or Bear mode generally occur at calendar month end, but may occur mid-month if the algorithm anticipates significant market shifts. The Index is reconstructed and rebalanced at each month-end and following each shift of the Bull/Bear Indicator.
During Bull markets, the Index selects a portfolio of three ETFs comprising the Momentum Leaders of each of its three underlying strategies. During faltering Bull markets, the Index further considers the momentum of “defensive backstop” (e.g., fixed income, commodities, U.S. Treasury, primary sector ETFs) or “broad U.S. equity markets” Strategic Categories intended to provide a performance floor for the Momentum Leader selection process. Defensive backstop categories generally exclude ETFs with a small asset size, limited operating history, leveraged or inverse ETFs and foreign ETFs. During Bear markets, the Index employs a Bear market strategy that seeks to avoid risk and secure a positive return by selecting Momentum Leaders from among a selection of bond, treasury, gold, and other defensive ETFs. The scope of each of these strategic categories inherently overlap, and a single ETF may be included in multiple Strategic Categories.
More information about the Index can be found under “Additional Information About the Funds.” As of March 31, 2026, the Index was weighted as follows: iShares Ultra Short Duration Bond Active ETF (33.3%), iShares 7-10 Year Treasury Bond ETF (33.3%) and iShares 10-20 Year Treasury Bond ETF (33.3%).
The Fund’s Investment Strategy
The Fund typically uses a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all or a substantial portion of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, such as when replicating the Index involves practical difficulties, substantial costs or when an Index constituent becomes temporarily unavailable or illiquid, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the Underlying ETFs in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purpose, will be invested in the component Underlying ETFs of the Index or other investments that provide exposure that is substantially similar to that of the component Underlying ETFs.
The Underlying ETFs in which the Fund may invest may pursue a wide variety of investment strategies and in some cases, be managed or sponsored by an entity affiliated with the Adviser. The Underlying ETFs primarily invest in a broad range of equity, fixed-income and other securities (e.g., U.S. Government securities, commodities, etc.), and may include a variety of asset classes, and represent a range of sectors and market capitalizations. Underlying ETFs may be actively or passively managed. Underlying ETFs that operate as passively managed index funds may invest directly in the component securities of the benchmark index or may seek to track the performance of the benchmark index by investing in a representative sample of benchmark index components. To the extent the
Fund engages in representative sampling to seek to achieve its investment objective, the Fund may sell securities that are represented in the Index, purchase securities that are not represented in the Index, or make other adjustments to the Fund’s portfolio when the Adviser believes such transactions and/or adjustments will better enable the Fund to seek to achieve its investment objective.
Equity securities in an Underlying ETF’s portfolio may consist of preferred stock; growth and value common stocks; the stock of companies of any capitalization; sector-specific stocks; and domestic and foreign stocks, including emerging markets stocks. An Underlying ETF may also invest in equity-related derivatives, such as options, futures and swaps, to increase the return or to hedge, or protect, against adverse movements in interest rates and/or the securities markets, or a combination thereof. The Underlying ETFs in which the Fund invests may also invest in real estate investment trusts (“REITs”).
Fixed income securities in an Underlying ETF’s portfolio may include investment and non-investment grade debt securities, including U.S. Government securities (e.g., Treasury bills, notes, bonds and other debt obligations issued by the Treasury); corporate bonds; mortgage-related securities and other asset-backed securities; foreign debt securities; debt instruments of varying duration; convertible securities; variable and floating rate loans; and inflation-indexed bonds.
The Fund may also invest a portion of its assets in sector, commodity and other specialty or focused equity Underlying ETFs, which may invest in more concentrated portfolios or in small-cap, mid-cap or less-seasoned companies, or make significant use of complex investment techniques, such as leverage, short sales and margin. These Underlying ETFs may be riskier than other equity Underlying ETFs, but may hold the potential for higher reward. These ETFs may allow the Fund to participate in more specialized stock market trends, such as rotations between specific sectors or within emerging markets. The Fund may hold up to 40% of its assets in Underlying ETFs that focus on emerging markets. While the definition may vary somewhat across Underlying ETFs, the Fund generally considers “emerging market countries” to be those countries that have one or more of the following characteristics relative to more developed countries: (i) economies in the process of rapid growth or industrialization, (ii) lower income levels, (iii) underdeveloped but maturing infrastructures, and (iv) functioning but still developing financial systems or markets. The Fund may also invest in ETFs designed to capture the inverse of broad equity market indexes (i.e., Inverse ETFs).
Up to 20% of the Fund’s assets may be held in cash and cash equivalents (including U.S. treasury bills), or in other ETFs not included in the Index but which the Adviser believes will help the Fund pursue its investment strategy or as may be necessary for the Fund to comply with regulatory constraints (for example, potential limitations on investments in some underlying ETFs).
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests. The Fund may invest a significant portion of its assets in any single Underlying ETF. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index through the Underlying ETFs, and may at times be heavily invested in one or more sectors.
The Fund is considered to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The Fund may lend its portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index through the Underlying ETFs, and may at times be heavily invested in one or more sectors.
AlphaDroid Defensive Sector Rotation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Fund invests in various types of U.S. publicly traded ETFs that comprise the Index (“Underlying ETFs”) and therefore operates as a “fund-of-funds.”
AlphaDroid® EZ-RO Defensive Sector Rotation Index
The Index consists of a portfolio of underlying momentum strategies, each represented by a particular “Strategic Category” and an assigned allocation weight, as follows:

Strategic Category	Weight	Strategy Candidates (by ticker)

Sectors - SPDR*	12.5%	XLB, XLE, XLF, XLK, XLP, XLI, XLC, XLV, XLY, MDY, SPY®

Sectors - iShares*	12.5%	IYM, IYW, IYE, IYF, IYH, IYK, IYJ, IYZ, IWY, IYC

Strategic Category	Weight	Strategy Candidates (by ticker)

Sectors - Vanguard*	12.5%	VGT, VHT, VFH, VIS, VDE, VCR, VDC, VOX, VNQ, VOO, VUG

Sectors - Dissimilar	12.5%	XLE, DIA, IYF, PEJ, ITA, MDYG, PJP, XRT, IWY, ITB, XLK

Subsectors - SPDR	12.5%	XAR, XPH, XHE, XNTK, XTL, XTN, XRT, DIA, SPYG, MDYG

Subsectors - iShares*	12.5%	IHI, IWY, IYE, IYK, IYZ, ITA, ITB, IYR, IGV, IHE

AI Champions	12.5%	IYW, ARKK, XLC, BOTZ, THNQ, WISE, PSI, WTAI, ROBT, SOXX, CHAT

Global Prudence	12.5%	QQQ®, IWY, SPY®, SPYG, EEM, SPEU
*SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC and has been licensed for use by State Street Global Advisors. iShares® is a registered trademark of BlackRock, Inc. Vanguard® is a registered trademark of The Vanguard Group, Inc. All trademarks are the property of their respective owners and are used for identification purposes only. The Adviser is not affiliated with, endorsed by, or sponsored by any of the entities mentioned above.
Each momentum strategy selects one ETF from within its Strategic Category of candidate ETFs to represent the strategy in the portfolio. Momentum strategies seek to identify ETFs having the highest expected subsequent monthly return performance (the “Momentum Leader”) relative to other candidates within its Strategic Category. The Index seeks to determine whether U.S. equity markets appear to be in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Index Provider employs a proprietary algorithm to make this assessment utilizing numerical market data. The Index utilizes artificial intelligence (“AI”) as well as third-party data and information to select Underlying ETFs. See “Additional Information About the Funds - Utilization of AI in Each Index’s Methodology” for more information.
The Index will remain in a Bull mode (or a Bear mode), as the case may be, until the algorithm determines to shift from Bull to Bear (or vice versa). When a Bull market is indicated, the Index identifies a portfolio of ETFs, one selected by the momentum strategy from each of its Strategic Categories. When a Bear market is indicated, each underlying momentum strategy automatically switches its model to a Bear market strategy by replacing the strategic candidate ETFs with a set of defensive candidate ETFs that are expected to perform better in Bear markets. These defensive candidate ETFs may be other candidate ETFs from the Strategic Category or may be ETFs outside of the candidate ETFs noted above, including exchange-traded products (“ETPs”) registered under the Securities Act of 1933, as amended (the “1933 Act”). Shifts between Bull or Bear mode generally occur at calendar month end, but may occur mid-month if the algorithm anticipates significant market shifts. The Index is reconstructed and rebalanced at each month-end and following each shift of the Bull/Bear Indicator.
During Bull markets, the Index selects a portfolio of eight ETFs comprising the Momentum Leaders of each of its eight underlying strategies. During faltering Bull markets, the Index further considers the momentum of “defensive backstop” (e.g., fixed income, commodities, U.S. Treasury, primary sector ETFs) or “broad U.S. equity markets” Strategic Categories intended to provide a performance floor for the Momentum Leader selection process. Defensive backstop categories generally exclude ETFs with a small asset size, limited operating history, leveraged or inverse ETFs and foreign ETFs. During Bear markets, the Index employs a Bear market strategy that seeks to avoid risk and secure a positive return by selecting Momentum Leaders from among a selection of bond, treasury, gold, and other defensive ETFs. The scope of each of these strategic categories inherently overlap, and a single ETF may be included in multiple Strategic Categories.
More information about the Index can be found under “Additional Information About the Funds.” As of March 31, 2026, the Index was weighted as follows: iShares 10-20 Year Treasury Bond ETF (12.5%), iShares Ultra Short Duration Bond Active ETF (12.5%), iShares 7-10 Year Treasury Bond ETF (50.0%), and PIMCO Broad US TIPS Index ETF (25.0%).
The Fund’s Investment Strategy
The Fund typically uses a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all or a substantial portion of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, such as when replicating the Index involves practical difficulties, substantial costs or when an Index constituent becomes temporarily unavailable or illiquid, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the Underlying ETFs in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purpose, will be invested in the component Underlying ETFs of the Index or other investments that provide exposure that is substantially similar to that of the component Underlying ETFs.
The Underlying ETFs in which the Fund may invest may pursue a wide variety of investment strategies and in some cases, be managed or sponsored by an entity affiliated with the Adviser. The Underlying ETFs primarily invest in a broad range of equity, fixed-income and other securities (e.g., U.S. Government securities, commodities, etc.), and may include a variety of asset classes, and represent a range of sectors and market capitalizations. Underlying ETFs may be actively or passively managed. Underlying ETFs that operate as passively managed index funds may invest directly in the component securities of the benchmark index or may seek to track the performance of the benchmark index by investing in a representative sample of benchmark index components. To the extent the Fund engages in representative sampling to seek to achieve its investment objective, the Fund may sell securities that are represented in the Index, purchase securities that are not represented in the Index, or make other adjustments to the Fund’s portfolio when the Adviser believes such transactions and/or adjustments will better enable the Fund to seek to achieve its investment objective.
Equity securities in an Underlying ETF’s portfolio may consist of preferred stock; growth and value common stocks; the stock of companies of any capitalization; sector-specific stocks; and domestic and foreign stocks, including emerging markets stocks. An Underlying ETF may also invest in equity-related derivatives, such as options, futures and swaps, to increase the return or to hedge, or protect, against adverse movements in interest rates and/or the securities markets, or a combination thereof. The Underlying ETFs in which the Fund invests may also invest in real estate investment trusts (“REITs”).
Fixed income securities in an Underlying ETF’s portfolio may include investment and non-investment grade debt securities, including U.S. Government securities (e.g., Treasury bills, notes, bonds and other debt obligations issued by the Treasury); corporate bonds; mortgage-related securities and other asset-backed securities; foreign debt securities; debt instruments of varying duration; convertible securities; variable and floating rate loans; and inflation-indexed bonds.
The Fund may also invest a portion of its assets in sector, commodity and other specialty or focused equity Underlying ETFs, which may invest in more concentrated portfolios or in small-cap, mid-cap or less-seasoned companies, or make significant use of complex investment techniques, such as leverage, short sales and margin. These Underlying ETFs may be riskier than other equity Underlying ETFs, but may hold the potential for higher reward. These ETFs may allow the Fund to participate in more specialized stock market trends, such as rotations between specific sectors or within emerging markets. The Fund may hold up to 40% of its assets in Underlying ETFs that focus on emerging markets. While the definition may vary somewhat across Underlying ETFs, the Fund generally considers “emerging market countries” to be those countries that have one or more of the following characteristics relative to more developed countries: (i) economies in the process of rapid growth or industrialization, (ii) lower income levels, (iii) underdeveloped but maturing infrastructures, and (iv) functioning but still developing financial systems or markets. The Fund may also invest in ETFs designed to capture the inverse of broad equity market indexes (i.e., Inverse ETFs).
Up to 20% of the Fund’s assets may be held in cash and cash equivalents (including U.S. treasury bills), or in other ETFs not included in the Index but which the Adviser believes will help the Fund pursue its investment strategy or as may be necessary for the Fund to comply with regulatory constraints (for example, potential limitations on investments in some underlying ETFs).
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests. The Fund may invest a significant portion of its assets in any single Underlying ETF. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index through the Underlying ETFs, and may at times be heavily invested in one or more sectors.
The Fund is considered to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The Fund may lend its portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index through the Underlying ETFs, and may at times be heavily invested in one or more sectors.